TRADE RECEIVABLE (Schedule of Impairment) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Expected credit loss rate	19.00%	19.00%		19.00%
Gross carrying amount		¥ 75,001		¥ 70,905
Impairment allowances	$ 1,931	¥ 14,013		¥ 13,625
Not Later Than One Year One [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	0.00%	0.00%		0.00%
Gross carrying amount		¥ 14,291		¥ 18,406
Impairment allowances	$ 7	¥ 49		¥ 5
Not Later Than One Year To Two Years [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	0.00%	0.00%		9.00%
Gross carrying amount		¥ 13,062		¥ 15,195
Impairment allowances	$ 1	¥ 4		¥ 1,299
Not Later Than Two Years To Three Years [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	12.00%	12.00%		29.00%
Gross carrying amount		¥ 13,474		¥ 6,399
Impairment allowances	$ 222	¥ 1,614		¥ 1,881
Over Three Years [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	36.00%	36.00%		34.00%
Gross carrying amount		¥ 33,839		¥ 30,905
Impairment allowances	$ 1,701	12,346	[1]	10,440 [1]
Current [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount		335
Impairment allowances

[1]	The impairment allowances included an amount of CNY4,600 and CNY4,619 (US$637) as of December 31, 2022 and June 30, 2023, respectively, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.